Segments (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segments

Nucor’s results by segment are as follows (in thousands):

	Year Ended December 31,
	2018	2017	2016
Net sales to external customers:
Steel mills	$16,245,218	$12,929,709	$10,546,847
Steel products	6,796,501	5,579,744	4,452,649
Raw materials	2,025,560	1,742,940	1,208,626

	$25,067,279	$20,252,393	$16,208,122

Intercompany sales:
Steel mills	$3,924,160	$2,916,017	$2,066,547
Steel products	207,003	118,249	110,368
Raw materials	11,460,645	9,191,081	5,997,498
Corporate/eliminations	(15,591,808)	(12,225,347)	(8,174,413)

	$—	$—	$—

Depreciation expense:
Steel mills	$378,146	$377,210	$368,859
Steel products	80,681	76,992	45,674
Raw materials	161,666	172,699	191,466
Corporate	10,386	8,932	7,193

	$630,879	$635,833	$613,192

Amortization expense:
Steel mills	$9,400	$9,706	$7,632
Steel products	51,997	52,597	36,845
Raw materials	27,361	28,925	29,385

	$88,758	$91,228	$73,862

Earnings (loss) before income taxes and noncontrolling interests:
Steel mills	$3,500,085	$1,953,075	$1,680,156
Steel products	467,105	337,978	294,039
Raw materials	236,241	129,296	(95,121)
Corporate/eliminations	(974,040)	(670,392)	(580,415)

	$3,229,391	$1,749,957	$1,298,659

Segment assets:
Steel mills	$9,244,086	$7,671,217	$6,980,979
Steel products	4,734,636	4,323,907	3,651,118
Raw materials	3,492,126	3,396,110	3,235,237
Corporate/eliminations	449,740	450,024	1,356,184

	$17,920,588	$15,841,258	$15,223,518

Capital expenditures:
Steel mills	$720,310	$336,760	$357,545
Steel products	88,585	90,952	49,149
Raw materials	169,926	59,036	194,112
Corporate	18,435	20,326	16,871

	$997,256	$507,074	$617,677

Schedule of Net Sale by Product to External Customers

Net sales by product were as follows (in thousands). Further product group breakdown is impracticable.

	Year Ended December 31,
	2018	2017	2016

Net sales to external customers:
Sheet	$7,571,765	$6,407,974	$5,178,467
Bar	4,709,292	3,558,806	2,886,648
Structural	1,830,476	1,317,995	1,277,547
Plate	2,133,685	1,644,934	1,204,185
Tubular Products	1,347,577	917,235	60,106
Rebar Fabrication	1,496,194	1,306,418	1,272,338
Other Steel Products	3,952,730	3,356,091	3,120,205
Raw Materials	2,025,560	1,742,940	1,208,626

	$25,067,279	$20,252,393	$16,208,122